Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Consolidation of Variable Interest Entity
Summary of DCN/DCD and derivative instruments measured and recorded at fair value

	As of December 31,
Significant Other Observable Inputs (Level 2)	2024	2025
	RMB	RMB
Short-term investments
Wealth management products	3,533,370	5,908,915
Derivative assets recorded within other current assets
Foreign exchange option contracts	1,831	—
Foreign exchange forward contracts	43,192	—
Derivative liabilities recorded within other current liabilities
Foreign exchange option contracts	—	59,066
Foreign exchange forward contracts	—	16,399

Schedule of estimated useful lives for property and equipment

Leasehold improvements	Lesser of lease term or estimated useful life of 3 years
Furniture, office and electric equipment	3 to 5 years
Machinery and equipment	10 years
Vehicles	5-10 years
Buildings	20 years

Schedule of disaggregation of revenue

	Year Ended December 31,
	2023		2024		2025
	RMB	%	RMB	%	RMB	US$	%
Express delivery services	35,488,060	92.4	40,953,034	92.5	45,726,365	6,538,783	93.1
Freight forwarding services	906,802	2.4	885,410	2.0	808,000	115,542	1.7
Sale of accessories	1,876,624	4.9	2,300,392	5.2	2,444,323	349,534	5.0
Others	147,429	0.3	141,884	0.3	119,979	17,157	0.2
Total revenues	38,418,915	100.0	44,280,720	100.0	49,098,667	7,021,016	100.0

ZTO Express and its subsidiaries (the "VIE")
Consolidation of Variable Interest Entity
Schedule of financial statements after elimination of intercompany balances and transactions

	As of December 31,
	2024	2025
	RMB	RMB
Assets
Current assets:
Cash and cash equivalents	2,275,851	2,378,664
Restricted cash	15,337	6,943
Accounts receivable, net	1,310,556	1,109,195
Financing receivables, net	1,017,044	495,597
Short-term investment	1,298,995	1,220,068
Inventories	22,599	7,923
Advances to suppliers	172,859	87,014
Prepayments and other current assets	2,216,397	2,563,931
Amounts due from related parties (1)	13,209,626	14,442,090
Total current assets	21,539,264	22,311,425
Investments in equity investees	63,216	66,786
Property and equipment, net	5,199,152	6,562,964
Land use rights, net	1,261,660	1,861,744
Intangible assets, net	—	39,641
Operating lease right-of-use assets	498,461	356,451
Goodwill	4,157,111	4,157,111
Deferred tax assets	415,002	465,143
Long-term investment	1,013,000	1,060,000
Long-term financing receivables, net	713,192	891,465
Other non-current assets	153,013	459,403
TOTAL ASSETS	35,013,071	38,232,133
Liabilities
Current liabilities:
Short-term bank borrowings	9,493,958	9,997,971
Accounts payable	1,807,676	1,872,690
Advances from customers	1,518,925	1,784,726
Income tax payable	418,358	221,411
Amounts due to related parties	167,668	94,073
Operating lease liabilities, current	153,477	127,963
Other current liabilities	2,679,929	3,101,463
Total current liabilities	16,239,991	17,200,297
Non-current operating lease liabilities	338,499	231,108
Deferred tax liabilities	82,618	96,771
TOTAL LIABILITIES	16,661,108	17,528,176
(1)	Included amounts due from other consolidated subsidiaries of RMB13,183,246 and RMB14,416,724 as of December 31, 2024 and 2025, respectively.

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Total revenue	31,276,014	37,386,476	42,757,837
Net income (1)	2,003,952	3,177,733	2,351,994
Net cash (used in)/provided by operating activities (2)	(1,261,654)	(1,083,262)	1,574,423
Net cash used in investing activities	(536,180)	(1,279,070)	(2,296,716)
Net cash provided by financing activities	1,971,478	1,727,401	816,712
Net increase/(decrease) in cash and cash equivalents	173,644	(634,931)	94,419
Cash and cash equivalents and restricted cash at beginning of year	2,752,475	2,926,119	2,291,188
Cash and cash equivalents and restricted cash at end of year	2,926,119	2,291,188	2,385,607
(1)	Included inter-company transportation fees, service fees and rental fees charged by other consolidated subsidiaries of RMB13,984,286, RMB16,150,224 and RMB15,565,737 for the years ended December 31, 2023, 2024 and 2025, respectively.
(2)	Included inter-company operating cash outflow of RMB17,985,836, RMB18,777,418 and RMB16,799,215 to other consolidated subsidiaries for the years ended December 31, 2023, 2024 and 2025, respectively.